Business Combination (Details)					12 Months Ended
	May 30, 2025 HKD ($)	May 30, 2025 USD ($)	Nov. 15, 2024 HKD ($)	Nov. 15, 2024 USD ($)	Mar. 31, 2026 HKD ($) shares	Mar. 31, 2026 USD ($)	Mar. 31, 2026 USD ($) shares	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	May 31, 2025	Mar. 31, 2025 HKD ($) shares	Nov. 15, 2024 USD ($)	Apr. 16, 2024 shares	Mar. 31, 2024 HKD ($)
Business Combination [Line Items]
Ordinary shares, shares issued					62,443,750		62,443,750				62,443,750
Liability consideration					$ 5,000	$ 638
Goodwill					193,445,481		$ 24,674,168				$ 35,124,140			$ 34,066,838
Equity interest consideration					$ 217,000,000			$ 5,000	$ 641
Common shares voting right, Percentage					89.55%	89.55%
Reitar Logtech Engineering Limited [Member]
Business Combination [Line Items]
Equity Method Investment, Ownership Percentage					100.00%		100.00%
Vincit Build Solution Co., Limited [Member]
Business Combination [Line Items]
Equity Method Investment, Ownership Percentage					49.00%		49.00%
Kamui Development Group Limited [Member]
Business Combination [Line Items]
Equity Method Investment, Ownership Percentage					30.00%		30.00%
Jingxing Holdings Limited [Member]
Business Combination [Line Items]
Equity interest consideration | $							$ 27,678,571
Business Combination [Member]
Business Combination [Line Items]
Percentage of equity interest	100.00%	100.00%			100.00%		100.00%	51.00%	51.00%
Reitar Capital Partners Limited [Member]
Business Combination [Line Items]
Percentage of equity interest					100.00%		100.00%
Winner Logistics Network Limited (“WLN”) [Member]
Business Combination [Line Items]
Liability consideration			$ 1,062,402	$ 136,557
Goodwill			1,057,302									$ 135,902
Winner Logistics Network Limited (“WLN”) [Member] | Hong Kong [Member]
Business Combination [Line Items]
Liability consideration			$ 1,062,402	$ 136,557
Jingxing Holdings Limited [Member]
Business Combination [Line Items]
Percentage of equity interest	100.00%	100.00%
Liability consideration	$ 217,000,000	$ 27,678,571
Goodwill					$ 193,445,481		$ 24,674,168
Percentage of equity interest					100.00%		100.00%
Vincit Build Solution Co Ltd [Member]
Business Combination [Line Items]
Percentage of equity interest					2.00%		2.00%
Kamui Development Group Ltd [Member]
Business Combination [Line Items]
Percentage of equity interest					51.00%		51.00%
Class A Ordinary Shares [Member]
Business Combination [Line Items]
Ordinary shares, shares issued					45,633,750		45,633,750				45,633,750
Class A Ordinary Shares [Member] | Jingxing Holdings Limited [Member]
Business Combination [Line Items]
Ordinary shares, shares issued					7,000		7,000
Class A Ordinary Shares [Member] | Business Combination [Member]
Business Combination [Line Items]
Ordinary shares, shares issued													40,000,000
Class B Ordinary Shares [Member]
Business Combination [Line Items]
Ordinary shares, shares issued					16,810,000		16,810,000				16,810,000
Class B Ordinary Shares [Member] | Business Combination [Member]
Business Combination [Line Items]
Percentage of equity interest										100.00%
Ordinary shares, shares issued													20,000,000
Maximum [Member] | Trico Partners [Member]
Business Combination [Line Items]
Equity Method Investment, Ownership Percentage					51.00%		51.00%
Minimum [Member] | Trico Partners [Member]
Business Combination [Line Items]
Equity Method Investment, Ownership Percentage					49.00%		49.00%